Shareholders' Equity - Weibo Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregate Intrinsic Value
Fair value per ordinary share of Weibo (in dollars per share)	$ 53.64	$ 100.31
Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	190,000	234,000	923,000
Exercised (in shares)	(34,000)	(26,000)	(674,000)
Cancelled/expired/forfeited (in shares)	(1,000)	(18,000)	(15,000)
Outstanding at the end of the year (in shares)	155,000	190,000	234,000	923,000
Vested and expected to vest at the end of the year (in shares)	155,000	190,000
Exercisable at the end of the year (in shares)	153,000	117,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 38.86	$ 38.41	$ 44.83
Exercised (in dollars per share)	43.85	35.69	47.26
Cancelled/expired/forfeited (in dollars per share)	35.69	37.61	35.69
Outstanding at the end of the year (in dollars per share)	37.75	38.86	$ 38.41	$ 44.83
Vested and expected to vest at the end of the year (in dollars per share)	37.75	38.86
Exercisable at the end of the year (in dollars per share)	$ 37.77	$ 39.74
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	1 year 11 months 5 days	2 years 6 months 22 days	3 years 7 months 17 days	3 years 4 months 13 days
Vested and expected to vest at the end of the year	1 year 11 months 5 days	2 years 6 months 22 days
Exercisable at the end of the year	1 year 11 months 5 days	2 years 3 months 22 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 2,467	$ 11,693	$ 5,226	$ 5,208
Vested and expected to vest at the end of the year	2,467	11,693
Exercisable at the end of the year	2,435	7,063
Total intrinsic value of options exercised	1,500	1,600	22,000
Cash received from the exercises of stock option	$ 1,500	$ 900	$ 31,900
Weibo
Aggregate Intrinsic Value
Fair value per ordinary share of Weibo (in dollars per share)	$ 58.43	$ 103.46
Weibo | Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	437,000	2,587,000	6,303,000
Exercised (in shares)	(248,000)	(2,122,000)	(3,625,000)
Cancelled/expired/forfeited (in shares)	(5,000)	(28,000)	(91,000)
Outstanding at the end of the year (in shares)	184,000	437,000	2,587,000	6,303,000
Vested and expected to vest at the end of the year (in shares)	184,000	437,000
Exercisable at the end of the year (in shares)	184,000	437,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 3.24	$ 1.41	$ 1.26
Exercised (in dollars per share)	3.14	1.04	1.10
Cancelled/expired/forfeited (in dollars per share)	1.16	0.68	3.37
Outstanding at the end of the year (in dollars per share)	3.45	3.24	$ 1.41	$ 1.26
Vested and expected to vest at the end of the year (in dollars per share)	3.45	3.24
Exercisable at the end of the year (in dollars per share)	$ 3.45	$ 3.24
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	1 year 6 months	2 years	1 year 7 months 6 days	2 years 4 months 24 days
Vested and expected to vest at the end of the year	1 year 6 months	2 years
Exercisable at the end of the year	1 year 6 months	2 years
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 10,089	$ 43,800	$ 101,403	$ 114,975
Vested and expected to vest at the end of the year	10,089	43,800
Exercisable at the end of the year	$ 10,089	$ 43,800
Granted (in shares)	0	0	0
Total intrinsic value of options exercised	$ 25,600	$ 135,200	$ 129,300
Cash received from the exercises of stock option	$ 800	$ 2,300	$ 4,200